Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Global Real Estate Fund

Voya International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2018

to Voya Global Real Estate Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus and Summary Prospectus, and to Voya International Real Estate Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary Prospectus

each dated February 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Mutual Funds approved modifications with respect to Voya Global Real Estate Fund’s sub-advisory fee and expense limits, and to Voya International Real Estate Fund’s management fee, sub-advisory fee and expense limits, effective January 1, 2019.

Effective January 1, 2019, the Funds’ Prospectuses are revised as follows:

VOYA GLOBAL REAL ESTATE FUND

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	O
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25
Other Expenses	%	0.28	0.28	0.24	0.28
Total Annual Fund Operating Expenses	%	1.35	2.10	1.06	1.35
Waivers and Reimbursements[3]	%	(0.09)	(0.09)	(0.05)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26

Class		R	R6	T4	W
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	None
Other Expenses	%	0.28	0.09	0.28	0.28
Total Annual Fund Operating Expenses	%	1.60	0.91	1.35	1.10
Waivers and Reimbursements[3]	%	(0.09)	None	(0.09)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.51	0.91	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, 1.55%, 1.00%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.26%, 2.01%, 1.01%, 1.26%, 1.51%, 0.96%, 1.26% and 1.01% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
[4]	Other Expenses are estimated for the current fiscal year.

2.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	970	1,264	2,098
C	Sold	$304	649	1,121	2,424
	Held	$204	649	1,121	2,424
I	Sold or Held	$103	332	580	1,290
O	Sold or Held	$128	419	731	1,616
R	Sold or Held	$154	496	862	1,893
R6	Sold or Held	$93	290	504	1,120
T	Sold or Held	$375	658	963	1,826
W	Sold or Held	$103	341	597	1,332

VOYA INTERNATIONAL REAL ESTATE FUND

3.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T3	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.26	0.26	0.20	0.26	0.26
Total Annual Fund Operating Expenses	%	1.41	2.16	1.10	1.41	1.16
Waivers and Reimbursements[4]	%	(0.15)	(0.15)	(0.09)	(0.15)	(0.15)

Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, and 1.05% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.25%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.

4.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	982	1,288	2,156
C	Sold	$304	662	1,146	2,481
	Held	$204	662	1,146	2,481
I	Sold or Held	$103	341	597	1,332
T	Sold or Held	$375	671	988	1,886
W	Sold or Held	$103	354	624	1,396

Voya Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Global Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2018

to Voya Global Real Estate Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus and Summary Prospectus, and to Voya International Real Estate Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary Prospectus

each dated February 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Mutual Funds approved modifications with respect to Voya Global Real Estate Fund’s sub-advisory fee and expense limits, and to Voya International Real Estate Fund’s management fee, sub-advisory fee and expense limits, effective January 1, 2019.

Effective January 1, 2019, the Funds’ Prospectuses are revised as follows:

VOYA GLOBAL REAL ESTATE FUND

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	O
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25
Other Expenses	%	0.28	0.28	0.24	0.28
Total Annual Fund Operating Expenses	%	1.35	2.10	1.06	1.35
Waivers and Reimbursements[3]	%	(0.09)	(0.09)	(0.05)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26

Class		R	R6	T4	W
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	None
Other Expenses	%	0.28	0.09	0.28	0.28
Total Annual Fund Operating Expenses	%	1.60	0.91	1.35	1.10
Waivers and Reimbursements[3]	%	(0.09)	None	(0.09)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.51	0.91	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, 1.55%, 1.00%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.26%, 2.01%, 1.01%, 1.26%, 1.51%, 0.96%, 1.26% and 1.01% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
[4]	Other Expenses are estimated for the current fiscal year.

2.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	970	1,264	2,098
C	Sold	$304	649	1,121	2,424
	Held	$204	649	1,121	2,424
I	Sold or Held	$103	332	580	1,290
O	Sold or Held	$128	419	731	1,616
R	Sold or Held	$154	496	862	1,893
R6	Sold or Held	$93	290	504	1,120
T	Sold or Held	$375	658	963	1,826
W	Sold or Held	$103	341	597	1,332

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019<br/><br/>March 1, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Voya Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 696
3 Yrs	rr_ExpenseExampleYear03	970
5 Yrs	rr_ExpenseExampleYear05	1,264
10 Yrs	rr_ExpenseExampleYear10	2,098
1 Yr	rr_ExpenseExampleNoRedemptionYear01	696
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	970
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,098
Voya Global Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 304
3 Yrs	rr_ExpenseExampleYear03	649
5 Yrs	rr_ExpenseExampleYear05	1,121
10 Yrs	rr_ExpenseExampleYear10	2,424
1 Yr	rr_ExpenseExampleNoRedemptionYear01	204
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	649
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,424
Voya Global Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 103
3 Yrs	rr_ExpenseExampleYear03	332
5 Yrs	rr_ExpenseExampleYear05	580
10 Yrs	rr_ExpenseExampleYear10	1,290
1 Yr	rr_ExpenseExampleNoRedemptionYear01	103
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	332
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	580
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,290
Voya Global Real Estate Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 128
3 Yrs	rr_ExpenseExampleYear03	419
5 Yrs	rr_ExpenseExampleYear05	731
10 Yrs	rr_ExpenseExampleYear10	1,616
1 Yr	rr_ExpenseExampleNoRedemptionYear01	128
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	419
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	731
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,616
Voya Global Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.51%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 154
3 Yrs	rr_ExpenseExampleYear03	496
5 Yrs	rr_ExpenseExampleYear05	862
10 Yrs	rr_ExpenseExampleYear10	1,893
1 Yr	rr_ExpenseExampleNoRedemptionYear01	154
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	496
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	862
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,893
Voya Global Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 93
3 Yrs	rr_ExpenseExampleYear03	290
5 Yrs	rr_ExpenseExampleYear05	504
10 Yrs	rr_ExpenseExampleYear10	1,120
1 Yr	rr_ExpenseExampleNoRedemptionYear01	93
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	290
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	504
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Voya Global Real Estate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1],[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1],[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
1 Yr	rr_ExpenseExampleYear01	$ 375
3 Yrs	rr_ExpenseExampleYear03	658
5 Yrs	rr_ExpenseExampleYear05	963
10 Yrs	rr_ExpenseExampleYear10	1,826
1 Yr	rr_ExpenseExampleNoRedemptionYear01	375
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	658
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	963
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,826
Voya Global Real Estate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 103
3 Yrs	rr_ExpenseExampleYear03	341
5 Yrs	rr_ExpenseExampleYear05	597
10 Yrs	rr_ExpenseExampleYear10	1,332
1 Yr	rr_ExpenseExampleNoRedemptionYear01	103
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	341
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	597
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,332
Voya International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2018

to Voya Global Real Estate Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus and Summary Prospectus, and to Voya International Real Estate Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary Prospectus

each dated February 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Mutual Funds approved modifications with respect to Voya Global Real Estate Fund’s sub-advisory fee and expense limits, and to Voya International Real Estate Fund’s management fee, sub-advisory fee and expense limits, effective January 1, 2019.

Effective January 1, 2019, the Funds’ Prospectuses are revised as follows:

VOYA INTERNATIONAL REAL ESTATE FUND

3.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T3	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.26	0.26	0.20	0.26	0.26
Total Annual Fund Operating Expenses	%	1.41	2.16	1.10	1.41	1.16
Waivers and Reimbursements[4]	%	(0.15)	(0.15)	(0.09)	(0.15)	(0.15)

Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, and 1.05% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.25%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.

4.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	982	1,288	2,156
C	Sold	$304	662	1,146	2,481
	Held	$204	662	1,146	2,481
I	Sold or Held	$103	341	597	1,332
T	Sold or Held	$375	671	988	1,886
W	Sold or Held	$103	354	624	1,396

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Voya International Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 696
3 Yrs	rr_ExpenseExampleYear03	982
5 Yrs	rr_ExpenseExampleYear05	1,288
10 Yrs	rr_ExpenseExampleYear10	2,156
1 Yr	rr_ExpenseExampleNoRedemptionYear01	696
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	982
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,156
Voya International Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 304
3 Yrs	rr_ExpenseExampleYear03	662
5 Yrs	rr_ExpenseExampleYear05	1,146
10 Yrs	rr_ExpenseExampleYear10	2,481
1 Yr	rr_ExpenseExampleNoRedemptionYear01	204
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	662
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,146
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,481
Voya International Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 103
3 Yrs	rr_ExpenseExampleYear03	341
5 Yrs	rr_ExpenseExampleYear05	597
10 Yrs	rr_ExpenseExampleYear10	1,332
1 Yr	rr_ExpenseExampleNoRedemptionYear01	103
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	341
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	597
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,332
Voya International Real Estate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1],[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1],[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
1 Yr	rr_ExpenseExampleYear01	$ 375
3 Yrs	rr_ExpenseExampleYear03	671
5 Yrs	rr_ExpenseExampleYear05	988
10 Yrs	rr_ExpenseExampleYear10	1,886
1 Yr	rr_ExpenseExampleNoRedemptionYear01	375
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	671
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	988
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,886
Voya International Real Estate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 103
3 Yrs	rr_ExpenseExampleYear03	354
5 Yrs	rr_ExpenseExampleYear05	624
10 Yrs	rr_ExpenseExampleYear10	1,396
1 Yr	rr_ExpenseExampleNoRedemptionYear01	103
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	354
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	624
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,396

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, 1.55%, 1.00%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.26%, 2.01%, 1.01%, 1.26%, 1.51%, 0.96%, 1.26% and 1.01% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, and 1.05% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.25%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.